Revenue, operating profit and segment analysis - Summary of analysis of non-current Assets by geographical location (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Geographical Areas
Non-current assets	£ 11,828	£ 11,749
North America
Disclosure Of Geographical Areas
Non-current assets	9,131	9,149
Europe
Disclosure Of Geographical Areas
Non-current assets	2,259	2,141
United Kingdom
Disclosure Of Geographical Areas
Non-current assets	1,242	1,209	£ 1,253
Rest of world
Disclosure Of Geographical Areas
Non-current assets	£ 438	£ 459